EQUITY	12 Months Ended
Dec. 31, 2025
EQUITY
EQUITY

17.EQUITY

17.1 SHARE CAPITAL

Authorized Share Capital

Unlimited number of common shares voting and participating, with no par value. All issued ordinary shares are fully paid.

	For the Year ended	For the year ended
	December 31, 2025	December 31, 2024
Shares issued at the start of the period	152,261,189	60,903,898
Shares issued from offering	8,333,334	—
Shares issued - Lac Guéret Property acquisition (Note 18)	—	6,208,210
Shares issued from Private Placements (Note 15)	—	83,432,538
Options exercised (Note 17.2)	167,016	137,500
Settlement of interest on Convertible Notes (Note 14)	—	1,579,043
Shares issued at the end of period	160,761,539	152,261,189

On December 19, 2025, the Company completed a public equity offering, issuing 8,333,334 common shares at a price of US$2.40 per share for gross proceeds of $27,563 (US$20,000). The Company incurred transaction costs of $2,764, which included broker fees equal to 7% of the gross proceeds.

17.2 SHARE-BASED PAYMENTS

The Company maintains various share-based compensation incentives governed by the omnibus equity incentive plan available to eligible directors, officers, employees, and consultants, as determined by the Board of Directors. The objective of the Omnibus Equity Incentive Plan is to enhance the Company’s ability to attract and retain talented personnel, while aligning their interests with those of the Company’s shareholders. Under the Omnibus Equity Incentive Plan, the Company may grant Stock Option Awards, Restricted Share Unit (RSU) Awards, Performance Share Unit (PSU) Awards, and Deferred Share Unit (DSU) Awards. The Omnibus Equity Incentive Plan stipulates that the total number of share-based payments under this Plan shall not exceed 15% of the Company’s total issued and outstanding shares, with a maximum of 7.5% allocated to RSUs, PSUs, and DSUs, and a maximum of 7.5% allocated to Stock Options.

A summary of the share-based payments expense is detailed as follows:

	For the Year ended	For the year ended
	December 31, 2025	December 31, 2024
Stock option	4,917	4,291
RSU	1	—
PSU	10	—
	4,928	4,291

During the year ended December 31, 2025, the Company capitalized $483 of share-based payment expenses in property plant and equipment, under the category mine under construction ($361 for the year ended December 31, 2024).

Stock options

The Company’s share options are as follows:

	For the Year ended December 31, 2025		For the year ended December 31, 2024
		Weighted average		Weighted average
	Number of	exercise price	Number of	exercise price
	Stock Options	$	Stock Options	$
Opening balance	7,994,500	4.90	4,908,548	6.79
Granted	2,052,500	2.18	4,317,500	3.07
Exercised	(510,000)	1.98	(137,500)	2.35
Expired	(1,574,000)	4.26	(346,000)	6.64
Forfeited	(272,250)	2.47	(295,000)	3.51
Cancelled	—	—	(453,048)	8.20
Ending balance	7,690,750	4.59	7,994,500	4.90
Options that can be exercised	3,845,750	6.53	3,174,750	7.30

During the third quarter, the Company issued 139,516 common shares pursuant to the exercise of 482,500 stock options under its Omnibus Equity Incentive Plan. In accordance with the plan’s net settlement feature, the transaction was cashless for the option holders, who received the net number of shares after the Company withheld a portion to cover the exercise price and applicable tax withholding obligations.

The weighted average share price at the time of exercise for 2025 was $1.98 ($2.35 in 2024).

The details of the share options granted by the Company are as follows for the years ended December 31, 2025 and 2024:

	For the Year ended	For the year ended
	December 31, 2025	December 31, 2024
Directors	262,500	262,500
Officers	600,000	2,200,000
Employees	1,190,000	1,705,000
Consultants	—	150,000
Total granted share options	2,052,500	4,317,500

The vesting period for the options granted during the year ended December 31, 2025 occurs in two annual tranches. Each option entitles the holder to subscribe to one common share of the Company, at an average price of $2.18 ($3.07 for 2024) per common share, for a period of 5 years (5 years in 2024). Total expenses arising from share-based transactions recognized during the year amount to $4,928 ($4,291 in 2024) out of which $483 ($361 in 2024) have been capitalized in property, plant and equipment.

The Company’s stock options include grants made to key employees in 2024 that vest upon the achievement of FID, with a portion vesting upon the Matawinie Mine FID and a portion vesting upon the AAM FID, subject to certain conditions.

The weighted average fair value of the share options granted were estimated using the Black-Scholes option pricing model based on the following average assumptions:

	2025	2024
Share price at date of grant	$2.18	$3.07
Expected life	5 Years	5 years
Risk-free interest rate	2.60%	3.51%
Expected volatility	80.14%	80.79%
Expected dividend	nil	nil
Fair value per option	$1.42	$2.04

The expected annualized volatility was based on historical data for the Company. The fair value of the share options is amortized over the vesting period, considering expected forfeitures. The strike price of share options issued are exercisable at the share’s closing price on the last trading day prior to the grant.

			December 31, 2025
			Weighted average
			exercise price
Expiration date	Total number	Total exercisable	$
2026	405,000	405,000	16.19
2027	1,132,000	1,132,000	8.08
2028	1,402,500	1,402,500	4.76
2029	2,881,250	906,250	3.06
2030	1,870,000	—	2.18
Ending balance	7,690,750	3,845,750	4.59

Restricted share units

The Company’s RSU are as follows:

	For the Year ended December 31, 2025		For the year ended December 31, 2024
		Weighted average		Weighted average
		share price		share price
	Number of RSUs	$	Number of RSUs	$
Opening balance	—	—	—	—
Granted	197,342	3.42	—	—
Ending balance	197,342	3.42	—	—
Vested - end of the year	—	—	—	—

During the year ended December 31, 2025, 197,342 RSUs were granted to key management personnel. They will vest annually in three equal tranches from the date of grant.

Performance share units

The Company assesses each reporting period if performance criteria on share-based units will be achieved in measuring the share-based payments. The actual share-based payment and the period over which the expense is being recognized may vary from the estimate.

The Company’s PSU are as follows:

	For the Year ended December 31, 2025		For the year ended December 31, 2024
		Weighted average		Weighted average
		share price		share price
	Number of PSUs	$	Number of PSUs	$
Opening balance	—	—	—	—
Granted	394,658	3.42	—	—
Ending balance	394,658	3.42	—	—
Vested - end of the year	—	—	—	—

During the year ended December 31, 2025, 394,658 PSUs were granted to key management personnel. The PSUs vest upon the achievement of FID, with a portion vesting upon the Matawinie Mine FID and a portion vesting upon the AAM FID.